UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2009 (Unaudited)

	Number of Shares	Value

COMMON STOCK 97.9%
BASIC MATERIALS 2.8%
Alcoa	76,500	$957,780
Allegheny Technologies	43,800	1,490,514
Archer-Daniels-Midland Co.	30,100	927,381
Cameco Corp.	16,800	483,840
Dow Chemical Co.	21,000	583,380
Praxair	11,700	959,751
		5,402,646
CONSUMER—CYCLICAL 7.9%
APPAREL 1.6%
NIKE	47,600	3,088,764

AUTO PARTS EQUIPMENT 0.4%
Genuine Parts Co.	19,800	709,434

MEDIA 1.3%
Comcast Corp.	83,900	1,230,813
The Walt Disney Co.	45,600	1,378,032
		2,608,845
RETAIL 4.2%
Hennes & Mauritz AB (Sweden)	17,700	1,046,784
Nordstrom	25,500	852,975
Ross Stores	51,000	2,242,980
Wal-Mart de Mexico SA de CV (ADR) (Mexico)	25,800	1,055,736
Wal-Mart Stores	51,900	2,831,145
		8,029,620
TOYS/GAMES/HOBBIES 0.4%
Mattel	43,800	852,348
TOTAL CONSUMER—CYCLICAL		15,289,011

CONSUMER—NON-CYCLICAL 8.1%
AGRICULTURE 1.3%
Monsanto Co.	31,600	2,551,700

	Number of Shares	Value

APPAREL 1.0%
VF Corp.	25,400	$1,847,088

BEVERAGE 0.9%
Diageo PLC (ADR) (United Kingdom)	12,300	831,603
PepsiCo	15,900	989,298
		1,820,901
COSMETICS/PERSONAL CARE 1.7%
Procter & Gamble Co.	51,300	3,198,555

RESTAURANT 2.0%
McDonald’s Corp.	60,200	3,807,650

RETAIL 1.2%
Costco Wholesale Corp.	17,600	1,054,416
CVS Caremark Corp.	16,200	502,362
Shoppers Drug Mart Corp. (Canada)	19,300	790,360
		2,347,138
TOTAL CONSUMER— NON-CYCLICAL		15,573,032

ENERGY 18.1%
OIL & GAS 15.1%
Apache Corp.	20,800	1,981,824
Chevron Corp.	66,200	5,166,248
CNOOC Ltd. (Hong Kong)	1,228,800	1,889,961
Devon Energy Corp.	58,200	3,919,770
Exxon Mobil Corp.	75,700	5,682,799
Marathon Oil Corp.	105,300	3,434,886
Occidental Petroleum Corp.	17,400	1,405,746
Total SA (France)	93,000	5,754,740
		29,235,974
OIL & GAS SERVICES 3.0%
Schlumberger Ltd.	51,800	3,309,502

	Number of Shares	Value

Transocean Ltd.(a)	29,168	$2,490,656
		5,800,158
TOTAL ENERGY		35,036,132

FINANCIAL 20.7%
BANK 8.2%
Bank of America Corp.	236,700	3,751,695
Bank of New York Mellon Corp.	56,900	1,515,816
BB&T Corp.	34,500	859,050
HSBC Holdings PLC (ADR) (United Kingdom)	16,400	967,764
Toronto-Dominion Bank (Canada)	28,400	1,790,336
US Bancorp	138,129	3,333,053
Wells Fargo & Co.	129,000	3,617,160
		15,834,874
DIVERSIFIED FINANCIAL SERVICE 6.7%
BlackRock	12,400	2,815,792
Franklin Resources	11,500	1,242,345
Goldman Sachs Group	16,000	2,714,560
JPMorgan Chase & Co.	123,200	5,234,768
Morgan Stanley	27,000	852,660
		12,860,125
INSURANCE 5.8%
ACE Ltd.(a)	49,100	2,391,661
Everest Re Group Ltd.	20,000	1,702,200
HCC Insurance Holdings	134,500	3,514,485
MetLife	105,800	3,617,302
		11,225,648
TOTAL FINANCIAL		39,920,647

HEALTH CARE 10.2%
HEALTHCARE PRODUCTS 4.3%
Becton Dickinson & Co.	19,200	1,436,160
Covidien Ltd.	18,500	866,170
Johnson & Johnson	58,800	3,694,992

	Number of Shares	Value

Medtronic	55,800	$2,368,152
		8,365,474
PHARMACEUTICAL 5.9%
Abbott Laboratories	77,000	4,195,730
Merck & Co.	28,998	1,050,018
Pfizer	132,200	2,402,074
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	69,200	3,653,068
		11,300,890
TOTAL HEALTH CARE		19,666,364

INDUSTRIAL 9.8%
AEROSPACE & DEFENSE 4.8%
General Dynamics Corp.	51,600	3,400,440
L-3 Communications Holdings	36,000	2,821,320
Lockheed Martin Corp.	38,300	2,957,909
		9,179,669
DIVERSIFIED MANUFACTURING 3.1%
3M Co.	11,600	898,304
Caterpillar	18,100	1,056,859
General Electric Co.	256,000	4,101,120
		6,056,283
ENVIRONMENTAL CONTROL 0.3%
Waste Management	15,000	492,600

TRANSPORTATION 1.6%
FedEx Corp.	12,600	1,064,070
Norfolk Southern Corp.	22,100	1,135,940
United Parcel Service	17,000	976,990
		3,177,000
TOTAL INDUSTRIAL		18,905,552

REAL ESTATE 2.3%
OFFICE 1.0%
Corporate Office Properties Trust	22,200	759,018

	Number of Shares	Value

Hongkong Land Holdings Ltd. (USD) (Singapore)	220,000	$1,089,000
		1,848,018
SELF STORAGE 0.4%
Public Storage	10,400	827,632

SHOPPING CENTER— REGIONAL MALL 0.9%
Simon Property Group	24,247	1,761,787
TOTAL REAL ESTATE		4,437,437

TECHNOLOGY 9.7%
COMPUTERS 1.2%
International Business Machines Corp.	19,000	2,400,650

IT SERVICES 0.8%
Automatic Data Processing	34,600	1,503,370

SEMICONDUCTORS 2.2%
Intel Corp.	119,300	2,290,560
Texas Instruments	76,700	1,939,743
		4,230,303
SOFTWARE 2.1%
Microsoft Corp.	66,600	1,958,706
Oracle Corp.	93,700	2,068,896
		4,027,602
TELECOMMUNICATION EQUIPMENT 3.4%
Corning	84,500	1,409,460
Harris Corp.	60,800	2,669,120
QUALCOMM	56,900	2,560,500
		6,639,080
TOTAL TECHNOLOGY		18,801,005

TELECOMMUNICATION SERVICES 3.4%
AT&T	145,400	3,917,076
China Mobile Ltd. (ADR) (Hong Kong)	17,500	820,225

		Number of Shares	Value

Verizon Communications		61,700	$1,941,082
			6,678,383
UTILITIES 4.9%
ELECTRIC UTILITIES 3.4%
E.ON AG (ADR) (Germany)		30,500	1,208,715
Exelon Corp.		25,000	1,204,500
FPL Group		78,700	4,090,039
			6,503,254
MULTI UTILITIES 1.5%
Sempra Energy		46,100	2,449,754
Wisconsin Energy Corp.		10,700	482,570
			2,932,324
TOTAL UTILITIES			9,435,578
TOTAL COMMON STOCK (Identified cost—$179,884,632)			189,145,787

SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
Federated U. S. Treasury Cash Reserve Fund, 0.01%(b)		2,230,000	2,230,000
State Street Institutional Liquid Reserves, 0.19%(b)		2,230,000	2,230,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,460,000)			4,460,000

TOTAL INVESTMENTS (Identified cost—$184,344,632)	100.2%		193,605,787

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(341,630)

NET ASSETS	100.0%		$193,264,157

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a) Non-income producing security.
(b) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at November 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$189,145,787	$189,145,787	$—	$—
Money Market Funds	4,460,000	—	4,460,000	—
Total Investments	$193,605,787	$189,145,787	$4,460,000	$

Note 2. Income Tax Information

As of November 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$15,410,644
Gross unrealized depreciation	(6,149,489)
Net unrealized appreciation	$9,261,155

Cost for federal income tax purposes	$184,344,632

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: January 20, 2009